Ordinary shares with preference rights	12 Months Ended
Dec. 31, 2025
Ordinary shares with preference rights
Ordinary shares with preference rights

18.  Ordinary shares with preference rights

Series Seed Preferred Shares

On December 22, 2015, the Group issued 111,110,000 Series Seed Preferred Shares in exchange for an aggregate cash consideration of RMB20,000,000 or RMB0.18 per share. 53,568,200 Series Seed Preferred Shares were re-designated to Series C2 Preferred Shares, which were then transferred to certain new investor for a total consideration of RMB50,000,000, and the rest of the Series Seed Preferred Shares were automatically converted into Class A Ordinary Shares on a one-for-one basis immediately prior to the completion of IPO on December 16, 2023.

The key terms of the Series Seed are summarized as follows.

Dividends rights

Each Preferred Shareholder and ordinary shareholder shall be entitled to receive dividends for each share held by such holder, payable out of funds or assets when and as such funds or assets become legally available therefor pari passu with each other on a pro rata basis. Such dividends shall be payable only when, as, and if declared by the Board of Directors and shall be non-cumulative. No dividends on preferred shares and ordinary shares have been declared since the issuance date.

Conversion rights

Optional Conversion:

Unless converted earlier pursuant to Automatic Conversion as described below, any Preferred Share may, at the option of the Preferred Shareholder thereof, be converted at any time after the date of issuance of such Preferred Shares, without the payment of any additional consideration, into fully- paid and non-assessable Ordinary Shares based on the Conversion Price.

Automatic Conversion:

Each preferred share shall automatically be converted, based on the Conversion Price, without the payment of any additional consideration, into fully-paid and non-assessable Ordinary Shares upon the Qualified IPO as defined in the Memorandum and Articles of Association.

The initial conversion ratio of Series Seed Preferred Shares to ordinary shares was 1:1, subject to adjustments in the event of (i) share splits and combinations, (ii) share dividends and distributions, (iii) reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions or (iv) issuance or deemed issuance of new securities for a consideration per ordinary share received by the Group less than the conversion price with respect to any preferred share in effect immediately prior to such issue or deemed issue.

Redemption feature

The Founder shall redeem, all of the outstanding Series Seed Preferred Shares held by the requesting holder upon the written request of such holder, at any time after the earliest to occur of: (1) The Group fails to complete a Qualified IPO or a Qualified Buyout on or prior to December 31, 2025; (2) The Founder no longer devotes his full time and energy into the Group Companies; (3) The Group becomes bankrupt, is liquidated or in custody; (4) Material changes occur to the core business or the controlling shareholder of the Group Companies; (5) Without the approval of the Board of Directors of the Group Company, the Founder engages in any Related-party Transaction outside the ordinary course of business, and such Related-party Transaction would cause material adverse impact upon the benefits and interests of the Series Seed Investors; or the Founder seriously violates any laws or regulations; (6) The Founder pledges all or any of its Equity Securities of the Group Companies, and the pledgee enforces such pledge over all or any of the Equity Securities held by the Founder in the Group Companies.

18.  Ordinary shares with preference rights (continued)

Redemption feature (continued)

The redemption price for each Preferred Share of Series Seed upon exercise of the redemption option by the holder, will be an amount equal to the aggregate of (a) the applicable Original Issue Price as set forth in the Investor Rights Agreement, (b) an amount that gives such shareholder compounded accrued daily interest (on the basis of a 365-day year basis) at a rate of ten percent (10%) per annum on the applicable Original Issue Price, calculated from the applicable Original Issue Date as set forth in the Investor Rights Agreement up until the date of receipt by such shareholder of the full redemption amount thereof, and (c) any declared but unpaid dividends, minus (d) any cash proceeds received from the equity interest or shares owned due to capital increase, and any other compensation, indemnification or other proceeds received from the Founder and the Group due to the occurrence of the Redemption Events.

Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Group, or any Deemed Liquidation Event, distributions to the Shareholders shall be made in the following manner, after satisfaction of all creditors’ claims and claims that may be mandated by law:

The holders of Series Seed Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets. Upon Liquidation Event, Series Seed Preferred Shares shall rank senior to ordinary shares.

The holders of Series Seed Preferred Shares shall be entitled to receive an amount per share equal to (a) 100% of the Original Issue Price, plus (b) an interest accrued thereon at the simple rate of six percent (6%) per annum.

Deemed Liquidation Event includes: (i) any consolidation, amalgamation, scheme of arrangement or merger of any Group Company with or into any other Person or other reorganization in which the members or shareholders of such Group Company immediately prior to such consolidation, amalgamation, merger, scheme of arrangement or reorganization own less than fifty percent (50%) of such Group Company’s voting power in the aggregate immediately after such consolidation, merger, amalgamation, scheme of arrangement or reorganization, or in which the Founder of any Group Company is changed; (ii) a sale, transfer, lease, or other disposition of all or substantially all of the assets and/or intellectual property rights of any Group Company (or any series of related transactions resulting in such sale, transfer, lease, or other disposition of all or substantially all of the assets and/or intellectual property of such Group Company); and (iii) the exclusive licensing of all or substantially all of any Group company’s intellectual property to a third party.

Voting rights

The holders of the Series Seed Preferred Shares will vote together on an as-converted basis with the holders of ordinary shares and not as a separate class, except as specifically provided herein or as otherwise required by Companies Laws. Each preferred share shall have a number of votes equal to the number of votes attributable to the ordinary shares then issuable upon conversion of such preferred share.

Accounting for Series Seed preferred shares

The Group noted that specifically for Series Seed Equity Instrument, the redemption provision shall only be settled by the Founder’s assets. The redemption provision was agreed to among the investors, therefore such agreement did not change the rights attached to the Group’s ordinary shares. Hence, the redemption provision does not have any impact on the classification of the ordinary shares issued by the Group to the Series Seed investor. The ordinary shares issued to the Seed investor by the Group shall be treated and accounted for as ordinary shares with preference rights.